REPO AND REVERSE REPO TRANSACTIONS	12 Months Ended
Dec. 31, 2023
REPO AND REVERSE REPO TRANSACTIONS
REPO AND REVERSE REPO TRANSACTIONS

8.    REPO AND REVERSE REPO TRANSACTIONS

Grupo Supervielle carries out repo and reverse repo transactions in which it performs the spot purchase sale of a security with the related forward purchase thereof, thus substantially retaining all the risks and rewards associated with the instruments and recognizing them in "Repo Transactions" at year-end, as the provisions set out in point 3.4.2 (Derecognition of Assets) of IFRS 9 "Financial Instruments") are not met.

The residual values of assets transferred under repo and reverse repo transactions as of December 31, 2023 and 2022 are detailed below:

Repo Transactions:

Book Value
December 31, 2023	755,708,132
December 31, 2022	67,206,248

Reverse Repo Transactions:

Book Value
December 31, 2023	940,332
December 31, 2022	—